CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net earnings (loss)	$ 88.8	$ 203.6
Items that may be reclassified subsequently to net earnings:
- Effective portion of changes in fair value of cash flow hedges (Note 17)	(11.8)	(24.0)
- Reclassification of losses recorded in earnings (Note 17)	9.7	16.9
- Tax Impact on fair value of hedging instruments (Note 14)	1.9	2.0
- Time value of options contracts excluded from hedge relationship (Note 17)	(4.9)	(0.2)
- Share of other comprehensive loss from investment in associate (Note 24)	0.0	(1.6)
Other Comprehensive Income, Reclassifiation of AOCI/L from investment in associate to Net Earnings upon discontinuation of the equity method	0.0	11.1
Other comprehensive income (loss) that will be reclassified to profit or loss, net of tax	(5.1)	4.2
Other comprehensive income, before tax, gains (losses) from investments in equity instruments	(11.0)	13.9
Items that will not be reclassified to net earnings:
Income tax relating to investments in equity instruments included in other comprehensive income	1.5	(1.5)
Re-measurement of employee benefit plan	(1.3)	(0.7)
Total other comprehensive (loss) earnings	(15.9)	15.9
Total comprehensive earnings	72.9	219.5
Attributable to:
Yamana Gold Inc. equity holders	131.6	219.5
Non-controlling interests	(58.7)	0.0
Total comprehensive earnings	$ 72.9	$ 219.5